Subsequent Events - Additional Information (Detail) (USD $) In Millions, except Share data, unless otherwise specified	1 Months Ended			1 Months Ended
	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Feb. 01, 2013 Subsequent Event [Member]	Feb. 04, 2013 Subsequent Event [Member]
Subsequent Event [Line Items]
Debt instrument offering date				Feb. 01, 2013
Aggregate principal amount		$ 3,470.0	$ 3,033.0	$ 500.0
Secondary offering of common stock	30,000,000				30,000,000
Public offering of common stock, price per share	$ 30.00				$ 30.35
Percentage of common shares held by stockholders					42.00%
Secondary offering of common shares, closing date					February 7, 2013
Debt instrument, interest rate				5.75%
Debt instrument, due date				2021